UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
 (Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Vice Fund
Schedule of Investments
December 31, 2012 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace Product and Parts Manufacturing - 24.6%
The Boeing Co. (c)	44,900	$3,383,664
General Dynamics Corp.	35,000	2,424,450
Honeywell International Inc. (c)	70,000	4,442,900
L-3 Communications Holdings, Inc. (c)	26,000	1,992,120
Lockheed Martin Corp. (c)	31,000	2,860,990
Northrop Grumman Corp.	10,000	675,800
Precision Castparts Corp. (c)	10,000	1,894,200
Raytheon Co. (c)	30,000	1,726,800
Rockwell Collins, Inc.	30,000	1,745,100
Rolls-Royce Holdings PLC (a)(b)	75,889	1,076,837
Smith & Wesson Holdings Corp. (a)(c)	80,000	675,200
Sturm Ruger & Co, Inc. (c)	27,000	1,225,800
United Technologies Corp.	45,000	3,690,450
		27,814,311
Alcoholic Beverages - 25.0%
Anheuser-Busch InBev NV (b)	35,000	3,037,091
Anheuser-Busch InBev Sa/NV - ADR (b)	10,000	874,100
Beam, Inc.	25,000	1,527,250
Brown Forman Corp.	30,000	1,897,500
Carlsberg A/S (b)	23,000	2,254,303
Companhia de Bebidas das Americas (AmBev) - ADR (b)	60,000	2,519,400
Constellation Brands, Inc. - Class A (a)	40,000	1,415,600
Diageo PLC - ADR (b)(c)	35,000	4,080,300
Heineken NV (b)	40,000	2,664,731
Molson Coors Brewing Co. - Class B (c)	59,400	2,541,726
Pernod Ricard SA (b)	15,000	1,731,256
SABMiller PLC (b)	80,000	3,671,275
		28,214,532
Casinos, Gambling & Lotteries - 24.5%
Churchill Downs, Inc.	23,000	1,528,350
Galaxy Entertainment Group Ltd. (a)(b)	1,300,000	5,090,410
International Game Technology (c)	70,000	991,900
Ladbrokes PLC (b)	276,326	890,129
Las Vegas Sands Corp. (a)(c)	61,900	2,857,304
MGM Resorts International (a)(c)	295,000	3,433,800
Penn National Gaming, Inc. (a)(c)	85,000	4,174,350
Sands China Ltd. (b)	500,000	2,190,082
William Hill PLC (b)	201,453	1,139,164
Wynn Macau Ltd. (b)	874,600	2,363,982
Wynn Resorts Ltd.	27,300	3,070,977
		27,730,448
Tobacco Manufacturing - 24.1%
Altria Group, Inc. (c)	225,000	7,069,500
British American Tobacco PLC - ADR (b)	35,000	3,543,750
Imperial Tobacco Group plc - ADR (b)	50,634	1,951,859
Lorillard, Inc. (c)	45,000	5,250,150
Philip Morris International Inc. (c)	70,000	5,854,800
Reynolds American Inc. (c)	85,000	3,521,550
		27,191,609

Total Common Stocks (Cost $81,540,837)		110,950,900

PREFERRED STOCKS - 0.0%
Aerospace Product and Parts Manufacturing - 0.0%
Rolls-Royce Holdings PLC - Class C (a)(b)	5,767,564	9,369

Total Preferred Stocks (Cost $9,214)		9,369

	Principal
U.S. TREASURY BILLS - 2.6%
0.13%, 01/31/2013	2,000,000	1,999,783
0.14%, 02/28/2013	1,000,000	999,783
Total U.S. Treasury Bills (Cost $2,999,566)		2,999,566

Total Investments (Cost $84,549,617) - 100.8%		113,959,835
Liabilities in Excess of Other Assets - (0.8)%		(942,673)
TOTAL NET ASSETS - 100.0%		$113,017,162

ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities
(c) - A portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2012, the fair value of collateral is $32,189,242.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$84,549,617
Premiums on options written	826,054
Gross unrealized appreciation	32,774,502
Gross unrealized depreciation	(3,500,620)
Net unrealized depreciation	$29,273,882

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Vice Fund
Schedule of Options Written
December 31, 2012 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 0.8%
Altria Group, Inc.:
Expiration: January, 2013, Exercise Price: $33.00	450	2,700
Expiration: January, 2013, Exercise Price: $34.00	750	2,250
The Boeing Co.:
Expiration: January, 2013, Exercise Price: $75.00	100	16,500
Expiration: February, 2013, Exercise Price: $77.50	100	12,900
Diageo PLC
Expiration: January, 2013, Exercise Price: $115.00	200	51,800
Honeywell International Inc.
Expiration: January, 2013, Exercise Price: $65.00	300	14,100
International Game Technology
Expiration: January, 2013, Exercise Price: $15.00	300	6,000
L-3 Communications Holdings, Inc.
Expiration: January, 2013, Exercise Price: $75.00	100	26,000
Las Vegas Sands Corp.:
Expiration: January, 2013, Exercise Price: $41.25	100	52,500
Expiration: January, 2013, Exercise Price: $43.25	100	33,800
Expiration: February, 2013, Exercise Price: $47.00	150	23,250
Lockheed Martin Corp.
Expiration: January, 2013, Exercise Price: $95.00	200	18,000
Lorillard, Inc.:
Expiration: January, 2013, Exercise Price: $120.00	30	4,500
Expiration: January, 2013, Exercise Price: $125.00	26	390
Expiration: March, 2013, Exercise Price: $120.00	100	33,500
MGM Resorts International:
Expiration: January, 2013, Exercise Price: $11.00	1,700	134,300
Expiration: January, 2013, Exercise Price: $12.50	500	5,000
Expiration: March, 2013, Exercise Price: $12.00	100	6,600
Expiration: March, 2013, Exercise Price: $13.00	500	15,500
Molson Coors Brewing Co.
Expiration: April, 2013, Exercise Price: $45.00	250	28,750
Penn National Gaming, Inc.:
Expiration: January, 2013, Exercise Price: $43.00	250	157,500
Expiration: January, 2013, Exercise Price: $49.00	450	56,250
Philip Morris International Inc.
Expiration: March, 2013, Exercise Price: $87.50	100	12,900
Precision Castparts Corp.
Expiration: January, 2013, Exercise Price: $180.00	100	90,000
Raytheon Co.
Expiration: January, 2013, Exercise Price: $57.50	100	7,400
Reynolds American Inc.:
Expiration: January, 2013, Exercise Price: $44.00	200	1,000
Expiration: February, 2013, Exercise Price: $44.00	250	4,500
Smith & Wesson Holding Corp.
Expiration: January, 2013, Exercise Price: $8.00	800	56,000
Sturm Ruger & Co, Inc.:
Expiration: January, 2013, Exercise Price: $45.50	170	30,600
Expiration: January, 2013, Exercise Price: $55.50	100	900
Wynn Resorts Ltd.
Expiration: January, 2013, Exercise Price: $115.00	100	13,700
Total Written Call Options (Premiums received $778,497)		919,090

WRITTEN PUT OPTIONS - 0.1%
Altria Group, Inc.:
Expiration: March, 2013, Exercise Price: $29.00	200	8,600
Expiration: March, 2013, Exercise Price: $30.00	300	18,600
Philip Morris International Inc.
Expiration: March, 2013, Exercise Price: $80.00	100	16,100
Total Written Put Options (Premiums received $47,557)		43,300

Total Written Options (Premiums received $826,054)		$962,390

Generation Wave Growth Fund
Schedule of Investments
December 31, 2012 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 90.7%
Accommodation & Food Services - 7.9%
Limited-Service Eating Places - 3.9%
McDonald's Corp. (c)	6,000	$529,260

Restaurants & Other Eating Places - 4.0%
Starbucks Corp. (c)	10,000	536,200
		1,065,460
Finance & Insurance - 10.6%
Agencies, Brokerages & Other Insurance Related Activities - 2.4%
Metlife, Inc.	10,000	329,400

Depository Credit Intermediation - 3.5%
New York Community Bancorp, Inc. (c)	10,000	131,000
Wells Fargo & Co. (c)	10,000	341,800
		472,800
Insurance Carriers - 4.6%
Berkshire Hathaway Inc. (a)(c)	7,000	627,900
		1,430,100
Information - 11.1%
Software Publishers - 7.9%
Microsoft Corp.	40,000	1,069,200

Wired Telecommunications Carriers - 3.2%
Verizon Communications, Inc. (c)	10,000	432,700
		1,501,900
Manufacturing - 36.9%
Beverage Manufacturing - 4.0%
The Coca-Cola Co. (c)	15,000	543,750

Computer & Peripheral Equipment Manufacturing - 2.6%
Hewlett Packard Co. (c)	25,000	356,250

Other Food Manufacturing - 4.1%
Green Mountain Coffee Roasters Inc. (a)(c)	13,300	550,088

Other General Purpose Machinery Manufacturing - 6.6%
Caterpillar Inc. (c)	10,000	895,800

Petroleum & Coal Products Manufacturing - 3.2%
Exxon Mobil Corp. (c)	5,000	432,750

Pharmaceutical & Medicine Manufacturing - 1.5%
Merck & Co., Inc.	5,000	204,700

Semiconductor & Other Electronic Component Manufacturing - 1.2%
Intel Corp. (c)	8,000	165,040

Tobacco Manufacturing - 13.7%
Lorillard, Inc. (c)	10,500	1,225,035
Reynolds American Inc. (c)	15,000	621,450
		1,846,485
		4,994,863
Mining, Quarrying & Oil & Gas Extraction - 24.2%
Metal Ore Mining - 7.7%
Barrick Gold Corp. (b)(c)	10,000	350,100
Freeport-McMoRan Copper & Gold Inc. (c)	20,000	684,000
		1,034,100
Oil & Gas Extraction - 12.9%
Anadarko Petroleum Corp. (c)	10,000	743,100
Exco Resources, Inc. (c)	70,000	473,900
Hess Corp. (c)	10,000	529,600
		1,746,600
Support Activities for Mining - 3.6%
Schlumberger Ltd. (b)(c)	7,100	491,959
		3,272,659

Total Common Stocks (Cost $12,249,003)		12,264,982

SECTOR FUNDS - 2.2%
Mining -2.2%
iShares Silver Trust (a)	10,000	293,500
Total Sector Funds (Cost $216,755)		293,500

SHORT TERM INVESTMENTS - 5.5%
Investment Companies - 5.5% (1)
Fidelity Institutional Money Market Portfolio. 5.23%	670,000	670,000
AIM STIT-STIC PrimePortfolio Money Market. 0.20%	75,892	75,892
Total Short Term Investments (Cost $745,892)		745,892

U.S. TREASURY BILLS - 5.0%
0.07%, 04/18/2013	500,000	499,901
0.07%, 08/25/2013	170,000	169,961
Total U.S. Treasury Bills (Cost $669,723)		669,862

Total Investments (Cost $13,881,373) - 103.4%		13,974,236
Liabilities in Excess of Other Assets - (3.4)%		(451,213)
TOTAL NET ASSETS - 100.0%		$13,523,023

(1) These Securities have fluctuating yields. The yields listed is the 7-day yield as of December 31, 2012.
(a) - Non Income Producing.
(b) - Foreign Issued Securities.
(c) - A portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2012, the fair value of collateral is $10,385,966.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$13,881,373
Premium on options written	262,724
Gross unrealized appreciation	624,447
Gross unrealized depreciation	(686,646)
Net unrealized depreciation	$(62,198)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generation Wave Growth Fund
Schedule of Options Written
December 31, 2012 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS - 2.8%
Anadarko Petroleum Corp.
Expiration: January, 2013, Exercise Price: $75.00	100	16,500
Barrick Gold Corp.
Expiration: January, 2013, Exercise Price: $35.00	100	8,700
Berkshire Hathaway Inc.
Expiration: January, 2013, Exercise Price: $90.00	100	10,900
Caterpillar Inc.
Expiration: February, 2013, Exercise Price: $90.00	100	31,500
The Coca-Cola Co.
Expiration: January, 2013, Exercise Price: $38.75	100	400
Exco Resources, Inc.
Expiration: February, 2013, Exercise Price: $8.00	350	3,500
Exxon Mobil Corp.
Expiration: January, 2013, Exercise Price: $90.00	50	1,250
Freeport-McMoRan Copper & Gold Inc.
Expiration: January, 2013, Exercise Price: $35.00	100	5,200
Green Mountain Coffee Roasters Inc.
Expiration: January, 2013, Exercise Price: $29.00	133	158,270
Hess Corp.
Expiration: January, 2013, Exercise Price: $50.00	100	35,500
Hewlett Packard Co.
Expiration: January, 2013, Exercise Price: $14.00	250	16,000
Lorillard, Inc.:
Expiration: January, 2013, Exercise Price: $120.00	7	700
Expiration: March, 2013, Exercise Price: $120.00	93	31,155
McDonald's Corp.
Expiration: January, 2013, Exercise Price: $90.00	60	3,000
New York Community Bancorp, Inc.
Expiration: January, 2013, Exercise Price: $15.00	100	250
Reynolds American Inc.
Expiration: January, 2013, Exercise Price: $42.50	150	3,000
Schlumberger Ltd.
Expiration: January, 2013, Exercise Price: $75.00	70	1,260
Starbucks Corp.
Expiration: January, 2013, Exercise Price: $50.00	100	38,500
Verizon Communications, Inc.
Expiration: April, 2013, Exercise Price: $44.00	100	9,100
Wells Fargo & Co.
Expiration: January, 2013, Exercise Price: $35.00	100	4,500
Total Written Call Options (Premiums received $242,924)		379,185

WRITTEN PUT OPTIONS - 0.3%
Intel Corp.
Expiration: January, 2013, Exercise Price: $22.50	200	38,600
Total Written Put Options (Premiums received $19,800)		38,600

Total Written Options (Premiums received $262,724)		$417,785

Summary of Fair Value Exposure at December 31, 2012

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Vice Fund
Common Stocks	$110,950,900	$-	$-	$110,950,900
Preferred Stocks	-	-	9,369	9,369
Short Term investments	-	2,999,566	-	2,999,566
Total*	$110,950,900	$2,999,566	$9,369	$113,959,835

Written Options	$(787,190)	$(183,500)	$-	$(970,690)

Generation Wave Growth Fund
Common Stocks	$12,264,982	$-	$-	$12,264,982
Sector Funds	293,500	-	-	293,500
Short Term investments	-	1,415,754	-	1,415,754
Total*	$12,558,482	$1,415,754	$-	$13,974,236

Written Options	$(414,035)	$(3,750)	$-	$(417,785)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2012:

Investments	Fair Value as of December 31, 2012	Valuation Technique	Observable Inputs
Rolls-Royce Holdings PLC - Class C	$9,369	Observable Inputs; Fair Value	Company website

The following is a reconciliation of the Vice Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2012:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2012
Fair Value as of 3/31/2012	$-
Total unrealized gain (losses) included in earnings	-
Realized gain included in earnings	-
Realized losses included in earnings	-
Purchases*	9,369
Sales	-
Issuance	-
Settlements	-
Transfer in and/or out of Level 3	-
Fair Value as of 6/30/2012	$9,369

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

*One security (Rolls-Royce Holdings PLC - Class C) was purchased during the period that was classified as a Level 3 security by the Fund's management.

There were no transfers into or out of Level 1 and Level 2 or Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report. It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

Summary of Derivative Exposure at December 31, 2012

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Funds' investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

The number of options contracts written and the premiums received by the Vice Fund during the period ended December 31, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	6,424	$911,883
Options written	36,835	3,538,664
Options exercised	(13,241)	(1,355,510)
Options expired	(9,448)	(1,197,496)
Options closed	(11,294)	(1,071,487)
Options outstanding, end of period	9,276	$826,054

The number of options contracts written and the premiums received by the Generation Wave Growth Fund during the period ended December 31, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	1,764	$238,394
Options written	13,313	1,270,882
Options exercised	(5,705)	(546,682)
Options expired	(1,888)	(247,368)
Options closed	(5,021)	(452,502)
Options outstanding, end of period	2,463	$262,724

The number of options contracts purchased and the premiums received by the Vice Fund during the period ended December 31, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	-	$-
Options Purchased	600	95,526
Options sold	(600)	(95,526)
Options outstanding, end of period	-	$-

The number of options contracts purchased and the premiums received by the Generation Wave Growth Fund during the period ended December 31, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	600	$19,788
Options Purchased	1,261	203,776
Options sold	(1,500)	(169,048)
Options expired	(300)	(51,100)
Options exercised	(61)	(3,416)
Options outstanding, end of period	-	$-

The following is a summary of the fair value of derivative instruments as of December 31, 2012:

Derivative Investment Type	Value
Liability Derivatives
Vice Fund
Written Options -	($970,690)
equity contracts

Generation Wave Growth Fund
Written Options -	($417,785)
equity contracts
Asset Derivative
Purchased Options -	$0
equity contracts

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of December 31, 2012:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Vice Fund
Written Options -	$ 1,732,791
equity contracts

Generation Wave Growth Fund
Written Options -	$ 678,930
equity contracts

Purchased Options –	$ (101,403)
equity contracts

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Vice Fund
Written Options -	$ (49,492)
equity contracts

Generation Wave Growth Fund
Written Options -	$ 63,930
equity contracts
Asset Derivative
Purchased Options -	$ (163,465)
equity contracts

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By  /s/ Jerry Szilagyi
             Jerry Szilagyi, President

Date       March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Jerry Szilagyi
             Jerry Szilagyi, President

Date       March 1, 2013

By /s/ Gerald Sullivan
            Gerald Sullivan, Treasurer

Date       March 1, 2013